Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 7,087,769	$ 998,291	¥ 7,780,928	¥ 10,082,541